Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

Note 14 — Subsequent Events

Amorcyte Merger

On July 14, 2011, the Company signed a definitive merger agreement whereby it will acquire Amorcyte, Inc. (“Amorcyte”), a development stage cell therapy company focusing on novel treatments for cardiovascular disease. Amorcyte’s lead product candidate, AMR-001, is ready to initiate a Phase II study for the treatment of acute myocardial infarction (AMI). The definitive merger agreement provides for the issuance of an aggregate of 6,821,283 shares of Common Stock (subject to downward adjustment, to be held in escrow for eventual distribution to the former Amorcyte security holders) and seven year warrants to purchase an aggregate of 1,881,008 shares of Common Stock at $1.466 per share (the transfer of any shares issued upon exercise of these warrants will be restricted until one year after the closing date). Up to an additional 4,092,768 shares of Common Stock will be issued if and only if specified AMR-001 milestones are achieved. Amorcyte security holders are entitled to receive additional consideration in the form of an earn out based upon net reveneues of AMR-001, if AMR-001 is commercialized. Holders of greater than 50% of Amorcyte’s outstanding voting power have agreed to vote in favor of the merger. The closing of the merger is subject to various conditions, including the approval by Amorcyte stockholders of the merger and the merger agreement, and approval by NeoStem stockholders of the issuance of NeoStem’s securities in the merger.

Refer to the Company’s Current Report on Form 8-K dated July 11, 2011 for additional information on the Amorcyte Merger and the Amorcyte Merger Agreement.

Amendment and Guaranty of Lease With Respect to PCT’s Mountain View Facility

On July 11, 2011, the Company’s subsidiary PCT executed a Second Amendment effective July 1, 2011 to its existing lease dated September 1, 2005 and amended July 1, 2006 with respect to PCT’s Mountain View, California cell therapy manufacturing facility. The lessor under the lease is Vanni Business Park, LLC. The Second Amendment extends the term of the lease to June 30, 2017. Commencing July 1, 2012, the monthly base rent will be $41,289.60, subject to certain annual cost of living adjustments starting July 1, 2013. In connection with the Second Amendment, the lessor required that NeoStem, as sole member of PCT, execute a Guaranty of Lease.

Equity Sales

On July 6, 2011, three key Amorcyte stockholders (including a fund managed by an Amorcyte director) invested an aggregate of $728,000 in a private placement of 568,750 shares of Common Stock (purchase price $1.28 per share).

On July 22, 2011, the Company completed an underwritten offering of 13,750,000 units at a purchase price of $1.20 per unit, with each unit consisting of one share of Common Stock and a five year warrant to purchase 0.75 of a share of Common Stock at an exercise price of $1.45 per share (the “Offering”). The Company sold securities in the Offering under the Company’s previously filed shelf registration statement on Form S-3 (333-173855), which was declared effective by the Securities and Exchange Commission on June 13, 2011. Lazard Capital Markets LLC (“Lazard”) and JMP Securities LLC (“JMP”) acted as representatives of the underwriters named in an Underwriting Agreement, dated as of July 19, 2011, by and among the Company, Lazard, JMP and such underwriters. The Company received gross proceeds of $16,500,000, prior to deducting underwriting discounts and offering expenses payable by the Company.

Note 14 — Subsequent Events

PCT Merger

On January 19, 2011 (the “Closing Date”), NBS Acquisition Company LLC (“Subco”), a newly formed wholly-owned subsidiary of NeoStem, merged (the “PCT Merger”) with and into Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”), with PCT as the surviving entity, in accordance with the terms of the Agreement and Plan of Merger, dated September 23, 2010 (the “PCT Merger Agreement”), among NeoStem, PCT and Subco. As a result of the consummation of the PCT Merger, NeoStem acquired all of the membership interests of PCT, and PCT is now a wholly-owned subsidiary of NeoStem.

Pursuant to the terms of the PCT Merger Agreement, all of the membership interests of PCT outstanding immediately prior to the effective time of the PCT Merger (the “Effective Time”) were converted into the right to receive, in the aggregate, (i) 10,600,000 shares of the common stock, par value $0.001 per share, of NeoStem (the “NeoStem Common Stock”) (reflecting certain final price adjustments agreed to at the closing) and (ii) warrants to purchase an aggregate 3,000,000 shares of NeoStem Common Stock as follows:

(i)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock, exercisable over a seven year period at an exercise price of $7.00 per share (the “$7.00 Warrants”), and which will vest only if a specified business milestone (described in the PCT Merger Agreement) is accomplished within three (3) years of the Closing Date of the PCT Merger; and
(ii)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year term at an exercise price of $3.00 per share (the “$3.00 Warrants”); and
(iii)	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year period at an exercise price of $5.00 per share (the “$5.00 Warrants” and, collectively with the $7.00 Warrants and the $3.00 Warrants, the “Warrants”).

The Warrants are redeemable in certain circumstances. Transfer of the shares issuable upon exercise of the Warrants is restricted until the one year anniversary of the Closing Date.

In accordance with the PCT Merger Agreement, NeoStem has deposited into an escrow account with the escrow agent (who is initially NeoStem’s transfer agent), 10,600,000 shares of NeoStem Common Stock for eventual distribution to the former members of PCT (subject to downward adjustment to satisfy any indemnification claims of NeoStem, all as described in the PCT Merger Agreement).

The issuance of NeoStem securities in the PCT Merger was approved at a special meeting of shareholders of NeoStem held on January 18, 2011 (the “NeoStem Special Meeting”), on which date the PCT Merger was also approved at a special meeting of members of PCT.

The description of the PCT Merger contained in this Note 14 does not purport to be complete and is qualified in its entirety by reference to the PCT Merger Agreement, which is attached to NeoStem’s Joint Proxy Statement/Prospectus dated December 16, 2010 and filed with the Securities and Exchange Commission on December 17, 2010 (the “Joint Proxy Statement/Prospectus”), the Warrant Agreement between NeoStem and Continental Stock Transfer & Trust Company, and the forms of $3.00 Global Warrant, $5.00 Global Warrant and $7.00 Global Warrant attached thereto, which is filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K dated January 18, 2011 (the “Form 8-K”) and the escrow agreement, which is filed as Exhibit 10.4 to the Form 8-K, respectively.

Amendment to the 2009 Plan

At the NeoStem Special Meeting held on January 18, 2011, the shareholders of NeoStem duly approved an amendment to the NeoStem, Inc. 2009 Equity Compensation Plan (the “2009 Plan”) to increase the number of shares of NeoStem Common Stock authorized for issuance thereunder by 4,000,000 shares (that is, from 13,750,000 shares to 17,750,000 shares), and NeoStem thereupon effected such amendment to the 2009 Plan. Persons eligible to receive restricted and unrestricted stock awards, options, stock appreciation rights or other awards under the 2009 Plan are those employees, consultants and directors of NeoStem and its subsidiaries who, in the opinion of the Compensation Committee of NeoStem’s Board of Directors, are in a position to contribute to NeoStem’s success.

Financing

On March 3, 2011, the Company consummated a private placement pursuant to which five persons and entities acquired an aggregate of 2,343,750 shares of Common Stock for an aggregate consideration of $3,000,000 (purchase price $1.28 per share). The investors included Steven S. Myers (one of the Company’s directors) (who purchased 390,625 shares) and Dr. Andrew L. Pecora (the Chief Medical Officer of the Company’s subsidiary PCT) (who purchased 78,125 shares). On April 5, 2011, we consummated a private placement pursuant to which nine persons and entities acquired an aggregate of 1,244,375 shares of Common Stock for an aggregate consideration of $1,592,800 (purchase price $1.28 per share).

Compensation Matters

On April 4, 2011, the Company entered into an amendment of its May 26, 2006 employment agreement with Dr. Robin L. Smith, pursuant to which, as previously amended (the “Agreement”), Dr. Smith serves as Chairman of the Board and Chief Executive Officer of the Company. Pursuant to the amendment, (i) the term of the Agreement was extended from December 31, 2011 to December 31, 2012; (ii) Dr. Smith will receive cash bonuses on October 1, 2011 and 2012 in the minimum amount of 110% of the prior year’s bonus; (iii) a failure to renew the Agreement at the end of the term regardless of reason shall be treated as a termination by the Company without cause; (iv) the Company shall pay Dr. Smith her base salary and COBRA premiums (a) for one year in the event of a termination of the agreement by Dr. Smith for other than good reason and (b) during any period during which she is bound by non-competition, non-solicitation or similar covenants with the Company (such payments shall not be made during the time Dr. Smith is also receiving payments under (iii) or (iv)(a)); (v) Dr. Smith was granted an option to purchase 1,500,000 shares of Common Stock at a per share exercise price equal to the closing price of the Common Stock on the date of the amendment, vesting as to 500,000 shares on each of the date of grant, December 31, 2011 and December 31, 2012; (vi) all other unvested options held by Dr. Smith were immediately vested; (vii) any vested options previously or hereafter granted to Dr. Smith during the remainder of the term shall remain exercisable following termination of employment for the full option term until the expiration date; (viii) the Company agreed that, with the exception of the period of time during which Dr. Smith is a Company affiliate and for 90 days thereafter (during which time any shares owned by or issued to Dr. Smith will bear the Company’s standard affiliate legend), the Company will not place legends on shares on Common Stock owned by Dr. Smith restricting the transfer of such shares so long as such shares are sold under an effective registration statement, pursuant to Rule 144 or are eligible for sale under Rule 144 without volume limitations; and (ix) if Dr. Smith ceases to be employed by the Company and for so long as she continues to own shares of Common Stock the sale of which would require that the current public information requirement of Rule 144 be met, the Company will use its reasonable best efforts to timely meet those requirements or obtain appropriate extensions or otherwise make available such information as is required. Except as set forth in the amendment, the Agreement remains unchanged.

On April 4, 2011, the Compensation Committee of the Board of Directors issued options to purchase an aggregate of up to approximately 2,550,000 shares of Common Stock to Company employees, officers, advisors and consultants in a company-wide grant. An aggregate of 1,250,000 of such options were issued to executive officers. The per share exercise price was the closing price on the date of grant.